ORGANIZATION AND BUSINESS BACKGROUND (Details Narrative)							12 Months Ended
	Dec. 28, 2021 USD ($)	Dec. 28, 2021 CNY (¥)	Apr. 29, 2021 USD ($)	Apr. 29, 2021 CNY (¥)	Dec. 17, 2020 USD ($) $ / shares shares	Nov. 15, 2019 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 20, 2021	Jan. 28, 2021	Dec. 15, 2020	Dec. 14, 2020	Dec. 11, 2020	Dec. 10, 2020 USD ($)	Dec. 10, 2020 CNY (¥)	Nov. 04, 2020 USD ($)	Nov. 04, 2020 CNY (¥)	Oct. 20, 2020 USD ($)	Oct. 20, 2020 CNY (¥)	Sep. 29, 2020 USD ($)	Sep. 29, 2020 CNY (¥)	Dec. 28, 2018 CNY (¥)	Jun. 16, 2015 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capital | ¥																							¥ 5,000,000
Stock issued during period new issue | shares						16,666
Share issued price per share | $ / shares						$ 1.00
Proceeds from sale of stock								$ 21,500,450
Stock issued during period new issue						$ 16,666		$ 20,810,388	$ 16,666
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period new issue | shares					5,000,000
Share issued price per share | $ / shares					$ 5.00
Proceeds from sale of stock					$ 25,000,000
Underwriters [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from sale of stock					$ 29,999,550
Purchase of ordinary shares | shares					999,910
Purchase value of ordinary shares					$ 4,999,550
Wunong Shenzhen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage																					51.00%	51.00%
Liu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage																					25.00%	25.00%
Huang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage																					24.00%	24.00%
Ze Yu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage														100.00%
Haiyan Qin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage													100.00%
Baode Supply Chain (Shenzhen) Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period new issue | ¥		¥ 200,000
Equity Transfer Agreement [Member] | Wunong Shenzhen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage											51.00%
Equity Transfer Agreement [Member] | Wunong Technology Shenzhen Co Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage											51.00%
Equity Transfer Agreement [Member] | Shiliang Ma [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage																			30.00%	30.00%
Equity Transfer Agreement [Member] | Yongqiang He [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage																			19.00%	19.00%
Equity Transfer Agreement [Member] | Yafang Liu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage												100.00%
Wunong Technology Shenzhen Co Ltd [Member] | Contractual Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capital | ¥																								¥ 5,000,000
Wunong Technology Shenzhen Co Ltd [Member] | Equity Transfer Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capital																			$ 781,466	¥ 5,000,000
Ownership percentage										51.00%		51.00%
Wude Agricultural Technology Shanghai Co Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capital																					$ 3,100,000	¥ 20,000,000
Baode Supply Chain (Shenzhen) Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	30.00%	30.00%
Stock issued during period new issue	$ 31,405
Baode Supply Chain (Shenzhen) Co., Ltd [Member] | Mr. Shiliang Ma [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	51.00%	51.00%
Baode Supply Chain (Shenzhen) Co., Ltd [Member] | Equity Transfer Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Increased in capital			$ 4,600,000	¥ 30,000,000
Wunong Technology (Liaoning) Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capital																	$ 1,400,000	¥ 8,880,000
Wunong Technology (Shaanxi) Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capital															$ 1,300,000	¥ 8,800,000